Employee benefits (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Non-current assets
Other employee-related benefits	$ (27)	$ (22)
Prepaid pension and other employee benefits	(93)	(71)
Current liabilities.
Other employee-related benefits, Current	44	117
Pension and other employee benefits, Current	82	164
Non-current liabilities
Other employee-related benefits, Noncurrent	242	226
Pension and other employee benefits, Noncurrent	1,639	2,290
PBO exceeds assets
Defined Benefit Plan Amounts Recognized in Balance Sheet
Funded status-underfunded	1,199	1,830
Funded status, difference of benefit obligation and plan assets
PBO	11,054	11,378
Assets	9,855	9,548
Funded status-underfunded	1,199	1,830
Assets.	9,855	9,548
Assets exceed PBO
Defined Benefit Plan Amounts Recognized in Balance Sheet
Funded status-underfunded	(66)	(49)
Funded status, difference of benefit obligation and plan assets
PBO	1,009	685
Assets	1,075	734
Funded status-underfunded	(66)	(49)
Assets.	1,075	734
ABO exceeds assets
Funded status, difference of benefit obligation and plan assets
Assets	8,161	9,237
ABO	9,112	10,700
Assets.	8,161	9,237
Funded status	951	1,463
Assets exceed ABO
Funded status, difference of benefit obligation and plan assets
Assets	2,769	1,045
ABO	2,482	968
Assets.	2,769	1,045
Funded status	(287)	(77)
Defined pension benefits
Defined Benefit Plan Amounts Recognized in Balance Sheet
Overfunded plans	(66)	(49)
Underfunded plans-Current	20	27
Underfunded plans-Noncurrent	1,179	1,803
Funded status-underfunded	1,133	1,781
Non-current assets
Overfunded plans	(66)	(49)
Current liabilities.
Underfunded plans-Current	20	27
Non-current liabilities
Underfunded plans-Noncurrent	1,179	1,803
Funded status, difference of benefit obligation and plan assets
PBO	12,063	12,063	9,817
Assets	10,930	10,282	8,867
Funded status-underfunded	1,133	1,781
ABO	11,594	11,668
Assets.	10,930	10,282	8,867
Funded status	664	1,386
Other postretirement benefits plans
Defined Benefit Plan Amounts Recognized in Balance Sheet
Underfunded plans-Current	18	20
Underfunded plans-Noncurrent	218	261
Funded status-underfunded	236	281
Current liabilities.
Underfunded plans-Current	18	20
Non-current liabilities
Underfunded plans-Noncurrent	218	261
Funded status, difference of benefit obligation and plan assets
PBO	236	281	260
Funded status-underfunded	$ 236	$ 281